Goodwill - Summary of Carrying Value of Goodwill (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Carrying Value, Beginning of Year	CAD 242
Goodwill Recognized on Acquisition (Note 5)	2,030
Carrying Value, End of Year	CAD 2,272